UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name: Wynnefield Capital, Inc.

   Address: 450 Seventh Avenue, Suite 509, New York, New York 10123.

   Form 13F File Number: 028-14761

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name: Joshua H. Landes
   Title: Chief Operating Officer
   Phone: (212) 760-0814

Signature, Place and Date of Signing:

   /s/ Joshua H. Landes          New York, NY           May 15, 2012

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Wynnefield Capital, Inc.

Report Summary:

   Number of Other Included Managers:          0
   Form 13F Information Table Entry Total:     48
   Form 13F Information Table Value Total:     $285,979
                                               (thousands)

List of Other Included Managers:

   None

Wynnefield Capital, Inc.
13F
3/31/2012

                                                                                                        Voting Authority
                                Title of              Value     Shares/  SH/ Put/ Investment     ------------------------------
Name of Issuer                   Class    Cusip      (x$1000)   Prn Amt  PR  Call Discretion       Sole       Shared       None
API TECHNOLOGIES CORP            COMM     00187E203      8413  2,520,000 SH          Sole        2,520,000
AVID TECHNOLOGY INC              COMM     05367P100       771     70,100 SH          Sole           70,100
BREEZE-EASTERN CORP              COMM     106764103     17790  2,117,911 SH          Sole        2,117,911
CAGLES INC-CLASS A               COMM     127703106        59     58,733 SH          Sole           58,733
CDC SOFTWARE CORP-ADR            ADRS     12507Y108      1827    180,000 SH          Sole          180,000
CHIQUITA BRANDS INTL             COMM     170032809      5054    575,000 SH          Sole          575,000
COLLECTIVE BRANDS INC            COMM     19421W100     11297    614,620 SH          Sole          614,620
CORE-MARK HOLDING CO INC         COMM     218681104     28478    705,610 SH          Sole          705,610
CROWN CRAFTS INC                 COMM     228309100      8408  1,573,573 SH          Sole        1,573,573
DIAMOND FOODS INC                COMM     252603105      1141     50,000 SH          Sole           50,000
EASYLINK SERVICES INTL-CL A      COMM     277858106     11524  2,296,226 SH          Sole        2,296,226
FEDERAL SIGNAL CORP              COMM     313855108     13519  2,471,434 SH          Sole        2,471,434
GLOBAL POWER EQUIPMENT GROUP INC COMM     37941P306     10783    397,403 SH          Sole          397,403
HALOZYME THERAPEUTICS INC        COMM     40637H109      2668    209,115 SH          Sole          209,115
HANDY & HARMAN LTD               COMM     410315105      8464    635,050 SH          Sole          635,050
HECKMANN CORP                    COMM     422680108      8383  2,000,000 SH          Sole        2,000,000
HERCULES OFFSHORE INC            COMM     427093109       473    100,000 SH          Sole          100,000
ICON PLC - SPONSORED ADR         ADRS     45103T107     22812  1,095,000 SH          Sole        1,095,000
KID BRANDS INC                   COMM     49375T100       136     50,503 SH          Sole           50,503
KINDRED HEALTHCARE INC           COMM     494580103      2160    260,000 SH          Sole          260,000
KRATOS DEFENSE & SECURITY        COMM     50077B207      5180    970,000 SH          Sole          970,000
LANDEC CORP                      COMM     514766104     16005  2,568,271 SH          Sole        2,568,271
LIBBEY INC                       COMM     529898108      3390    262,000 SH          Sole          262,000
MAGNUM HUNTER RESOURCES CORP     COMM     55973B102       928    144,800 SH          Sole          144,800
MAM SOFTWARE GROUP INC           COMM     55277Q201      7694  3,497,687 SH          Sole        3,497,687
MVC CAPITAL INC                  COMM     553829102     20972  1,625,258 SH          Sole        1,625,258
NATURES SUNSHINE PRODS INC       COMM     639027101     16983  1,105,010 SH          Sole        1,105,010
NEUTRAL TANDEM INC               COMM     64128B108      4327    370,000 SH          Sole          370,000
NEVADA GOLD & CASINOS INC        COMM     64126Q206      1104    772,188 SH          Sole          772,188
OVERHILL FARMS INC               COMM     690212105       242     55,701 SH          Sole           55,701
PHYSICIANS FORMULA HOLDINGS      COMM     719427106      1714    653,200 SH          Sole          653,200
PILGRIM'S PRIDE CORP             COMM     72147K108       373     50,000 SH          Sole           50,000
PRIMO WATER CORP                 COMM     74165N105      1950  1,000,000 SH          Sole        1,000,000
PROSHARES ULTRA GOLD             ETF      74347W601      1326     15,000 SH          Sole           15,000
ROTECH HEALTHCARE INC            COMM     778669101      3465  2,517,500 SH          Sole        2,517,500
SMTC CORPORATION                 COMM     832682207      1845    688,450 SH          Sole          688,450
SPDR GOLD TRUST                  ETF      78463V107      1597      9,850 SH          Sole            9,850
SUMMER INFANT INC                COMM     865646103      8502  1,457,041 SH          Sole        1,457,041
SUN HEALTHCARE GROUP INC NEW     COMM     86677E100       314     45,920 SH          Sole           45,920
S&W SEED                         COMM     785135104       422     74,800 SH          Sole           74,800
TEAMSTAFF INC                    COMM     87815U303      2549  1,294,092 SH          Sole        1,294,092
TELOS CORP MD 12% PFD            PREF     87969B200      6809    373,500 SH          Sole          373,500
TRANSWORLD CORPORATION           COMM     89336R207      4896  1,483,748 SH          Sole        1,483,748
ULTRAPETROL (BAHAMAS) LTD        COMM     P94398107       200    100,000 SH          Sole          100,000
ULTRASHORT LEHMAN 20+ YEAR       ETF      74347R297       205     10,000 SH          Sole           10,000
UNIGENE LABORATORIES INC         COMM     904753100      2743  6,380,000 SH          Sole        6,380,000
VITACOST.COM INC                 COMM     92847A200      4413    554,400 SH          Sole          554,400
WESTMORELAND COAL CO             COMM     960878106      1671    149,604 SH          Sole          149,604